UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY  10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-721-1926

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2020

ITEM 1.REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 29, 2020
WESTERN ASSET PREMIER INSTITUTIONAL U.S. TREASURY RESERVES

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premier Institutional U.S. Treasury Reserves for the period since the Fund’s inception on October 30, 2019 through February 29, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

II	Western Asset Premier Institutional U.S. Treasury Reserves

Performance review

As of February 29, 2020, the seven-day current yield for Capital Shares of Western Asset Premier Institutional U.S. Treasury Reserves was 1.49% and the seven-day effective yield, which reflects compounding, was 1.50%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, U.S. Treasury Reserves Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, U.S. Treasury Reserves Portfolio.

Western Asset Premier Institutional U.S. Treasury Reserves
Yields as of February 29, 2020 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Capital Shares	1.49%	1.50%
Premium Shares	1.47%	1.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Capital Shares would have been -25.96% and -22.91%, respectively; and the seven-day current yield and the seven-day effective yield for Premium Shares would have been 1.14% and 1.15%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Premier Institutional U.S. Treasury Reserves	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guarantee by the U.S. government. Effective March 25, 2020, the Fund’s principal investment strategy has been revised to include investment in repurchase agreements that are fully collateralized by U.S. Treasury obligations or cash. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. The use of repurchase agreements may produce income that is not exempt from state personal income tax. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset Premier Institutional U.S. Treasury Reserves

Portfolio at a glance† (unaudited)

U.S. Treasury Reserves Portfolio

The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 29, 2020 and August 31, 2019. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2019 and held for the six months ended February 29, 2020, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Capital Shares	0.52%	$1,000.00	$1,005.20	0.12%	$0.40	Capital Shares	5.00%	$1,000.00	$1,016.27	0.12%	$0.40
Premium Shares	0.51	1,000.00	1,005.10	0.14	1.47	Premium Shares	5.00	1,000.00	1,016.20	0.14	1.47

2	Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report

[1]	For the period October 30, 2019 (inception date) to February 29, 2020.
[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.
[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-period (122), then divided by 366.
[5]	For the six months ended February 29, 2020.
[6]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investment in U.S. Treasury Reserves Portfolio, at value	$194,428,426
Deferred offering costs	55,323
Prepaid expenses	4,957
Total Assets	194,488,706

Liabilities:
Distributions payable	235,091
Payable for offering costs	34,117
Payable to investment manager (Note 2)	26,440
Payable for organization costs	3,000
Investment management fee payable	858
Trustees’ fees payable	69
Accrued expenses	36,585
Total Liabilities	336,160
Total Net Assets	$194,152,546

Net Assets:
Par value (Note 5)	$1,942
Paid-in capital in excess of par value	194,151,263
Total distributable earnings (loss)	(659)
Total Net Assets	$194,152,546

Net Assets:
Capital Shares	$100,516
Premium Shares	$194,052,030

Shares Outstanding:
Capital Shares	100,516
Premium Shares	194,052,689

Net Asset Value:
Capital Shares	$1.00
Premium Shares	$1.00

See Notes to Financial Statements.

4	Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended February 29, 2020†

Investment Income:
Income from U.S. Treasury Reserves Portfolio	$759,701
Allocated expenses from U.S. Treasury Reserves Portfolio	(51,593)
Allocated waiver and/or expense reimbursements from U.S. Treasury Reserves Portfolio	47,937
Total Investment Income	756,045

Expenses:
Investment management fee (Note 2)	116,421
Offering costs (Note 1)	27,775
Transfer agent fees (Note 3)	27,576
Legal fees	6,684
Audit and tax fees	6,444
Organization costs (Note 1)	5,000
Fund accounting fees	3,009
Shareholder reports	2,392
Trustees’ fees	1,421
Registration fees	856
Miscellaneous expenses	4,011
Total Expenses	201,589
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(140,055)
Net Expenses	61,534
Net Investment Income	694,511
Net Realized Gain on Investments From U.S. Treasury Reserves Portfolio	152
Increase in Net Assets From Operations	$694,663

†	For the period October 30, 2019 (inception date) to February 29, 2020.

See Notes to Financial Statements.

Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report	5

Statement of changes in net assets

For the Period Ended February 29, 2020†	2020

Operations:
Net investment income	$694,511
Net realized gain	152
Increase in Net Assets From Operations	694,663

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(695,322)
Decrease in Net Assets From Distributions to Shareholders	(695,322)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	383,794,951
Reinvestment of distributions	1,026
Cost of shares repurchased	(189,642,772)
Increase in Net Assets From Fund Share Transactions	194,153,205
Increase in Net Assets	194,152,546

Net Assets:
Beginning of period	—
End of period	$194,152,546

†	For the period October 30, 2019 (inception date) to February 29, 2020.

See Notes to Financial Statements.

6	Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Capital Shares[1]	2020[2]

Net asset value, beginning of period	$1.000

Income from operations: Net investment income	0.005
Net realized gain	0.000 [3]
Total income from operations	0.005

Less distributions from: Net investment income	(0.005)
Total distributions	(0.005)

Net asset value, end of period	$1.000
Total return[4]	0.52%

Net assets, end of period (000s)	$101

Ratios to average net assets: Gross expenses[5,6,7]	57.54%
Net expenses[5,7,8,9]	0.12
Net investment income[7]	1.54

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 30, 2019 (inception date) to February 29, 2020.

[3]	Amount represents less than $0.0005 per share.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[6]	The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by U.S. Treasury Reserves Portfolio.

[7]	Annualized.

[8]	As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Premium Shares[1]	2020[2]
Net asset value, beginning of period	$1.000
Income from operations: Net investment income	0.005
Net realized gain	0.000 [3]
Total income from operations	0.005
Less distributions from: Net investment income	(0.005)
Total distributions	(0.005)
Net asset value, end of period	$1.000
Total return[4]	0.51%
Net assets, end of period (millions)	$194
Ratios to average net assets: Gross expenses[5,6,7]	0.50%
Net expenses[5,7,8,9]	0.14
Net investment income[7]	1.49

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period October 30, 2019 (inception date) to February 29, 2020.
[3]	Amount represents less than $0.0005 per share.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.
[6]	The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by U.S. Treasury Reserves Portfolio.
[7]	Annualized.
[8]	As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Premium Shares did not exceed 0.14%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

8	Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Institutional U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.5% at February 29, 2020) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(f) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is

the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

Since the Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by U.S. Treasury Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

10	Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Capital Shares and Premium Shares did not exceed 0.12% and 0.14%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the period ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $140,055.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At February 29, 2020, $26,440 was payable to LMPFA by the Fund for reimbursement of fund operating expenses paid by LMPFA on behalf of the Fund.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of February 29, 2020, Legg Mason and its affiliates owned 100% of the Fund.

3. Class specific expenses, waivers and/or expense reimbursements

For the period ended February 29, 2020, class specific expenses were as follows:

Transfer Agent Fees†
Capital Shares	$9,134
Premium Shares	18,442
Total	$27,576
† For the period October 30, 2019 (inception date) to February 29, 2020.

Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

For the period ended February 29, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements†
Capital Shares	$19,143
Premium Shares	120,912
Total	$140,055
† For the period October 30, 2019 (inception date) to February 29, 2020.

4. Distributions to shareholders by class

Period Ended February 29, 2020†
Net Investment Income:
Capital Shares	$ 516
Premium Shares	694,806
Total	$695,322

† For the period October 30, 2019 (inception date) to February 29, 2020.

5. Shares of beneficial interest

At February 29, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

Period Ended February 29, 2020†
Capital Shares
Shares sold	100,000
Shares issued on reinvestment	516
Shares repurchased	—
Net increase	100,516
Premium Shares
Shares sold	383,694,951
Shares issued on reinvestment	510
Shares repurchased	(189,642,772)
Net increase	194,052,689

† For the period October 30, 2019 (inception date) to February 29, 2020.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares

12	Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report

repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

7. Subsequent events

Effective March 25, 2020, the Fund’s principal investment strategy has been revised to include investment in repurchase agreements that are fully collateralized by U.S. Treasury obligations or cash.

***

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments through the Portfolio, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Western Asset Premier Institutional U.S. Treasury Reserves 2020 Semi-Annual Report	13

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on August 12-13, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two- year period the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Premier Institutional U.S. Treasury Reserves, a series of the Trust (the “Fund”), and the sub- advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the approval of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the August meeting and throughout the year was both written and oral. The Board noted that the Fund would be a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund would have the same investment objective and policies as the master fund,

U.S. Treasury Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund would invest substantially all of its assets in the Master Fund.

The information provided and presentations made to the Board, including information provided and presentations made throughout the year, encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. The Independent Trustees had previously received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the

14	Western Asset Premier Institutional U.S. Treasury Reserves

Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that approval of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved each such agreement for an initial two-year period.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. The Board noted information received at regular meetings throughout the year related to the services to be rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services to be provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such

Western Asset Premier Institutional U.S. Treasury Reserves	15

Board approval of management and subadvisory agreements (unaudited) (cont’d)

as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board noted that the Fund had not yet commenced operations and, therefore, did not have any performance history. In addition, the Trustees noted that, in the future, they would receive and discuss with management performance information for the Fund and for a group of comparable funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board also considered that it had received periodic information regarding the performance of the Master Fund and the other feeder funds that invest their assets in the Master Fund, each of which has the same investment objective and policies as the Fund, and that the Board was generally satisfied with the performance of such funds.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) to be paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser. The Board also considered the fee waiver and/or expense reimbursement arrangements being put in place for the Fund. The Board also noted that the compensation to be paid to the Subadviser will be the responsibility and expense of the Manager, not the Fund.

In addition, the Trustees noted that, in the future, they would receive and discuss with management performance information provided by Broadridge comparing the Contractual

16	Western Asset Premier Institutional U.S. Treasury Reserves

Management Fee and the Fund’s actual management fee and total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. The Board noted that, because the Fund had not yet commenced operations, no information was yet available with respect to the actual management fees paid by the Fund and the total annual expenses of the Fund. The Board had also previously reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager had previously reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund would be provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee in each case in light of the services to be rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund had not yet commenced operations, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as a part of its annual consideration of the advisory and subadvisory agreements for funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the Manager and its affiliates.

Economies of scale

The Board discussed whether the Manager would realize economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing

Western Asset Premier Institutional U.S. Treasury Reserves	17

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits that might be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

18	Western Asset Premier Institutional U.S. Treasury Reserves

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	12,963,097,634	33,014,470
Jane F. Dasher	12,966,757,356	29,354,748
Anita L. DeFrantz	12,966,622,763	29,489,341
Avedick B. Poladian	12,958,757,882	37,354,222
Susan B. Kerley	12,966,643,183	29,468,921
William E.B. Siart	12,961,744,874	34,367,231
Jaynie Miller Studenmund	12,957,167,470	38,944,634
Ronald L. Olson	12,964,373,965	31,738,139
Peter J. Taylor	12,962,809,490	33,302,615
Jane E. Trust	12,969,341,620	26,770,485

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Western Asset Premier Institutional U.S. Treasury Reserves	19

Schedule of investments (unaudited)

February 29, 2020

U.S. Treasury Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
Short-Term Investments — 98.0%
U.S. Treasury Bills — 72.2%
U.S. Treasury Bills	0.975%	3/3/20	$480,808,000	$480,769,751	(a)
U.S. Treasury Bills	1.241%	3/5/20	53,281,000	53,272,027	(a)
U.S. Treasury Bills	1.411%	3/10/20	586,939,000	586,714,273	(a)
U.S. Treasury Bills	1.540%	3/12/20	509,270,000	509,014,885	(a)
U.S. Treasury Bills	1.487%	3/17/20	815,054,000	814,495,564	(a)
U.S. Treasury Bills	1.689%	3/19/20	566,464,000	565,971,737	(a)
U.S. Treasury Bills	1.514%	3/24/20	327,087,000	326,764,930	(a)
U.S. Treasury Bills	1.527%	3/26/20	725,327,000	724,546,725	(a)
U.S. Treasury Bills	1.538%	3/31/20	300,000,000	299,612,500	(a)
U.S. Treasury Bills	1.516%	4/2/20	362,510,000	362,018,590	(a)
U.S. Treasury Bills	1.546%	4/7/20	400,000,000	399,363,292	(a)
U.S. Treasury Bills	1.555%	4/9/20	350,000,000	349,410,396	(a)
U.S. Treasury Bills	1.526%	4/16/20	154,509,000	154,208,756	(a)
U.S. Treasury Bills	1.579%	4/21/20	850,000,000	848,110,699	(a)
U.S. Treasury Bills	1.583%	4/30/20	450,000,000	448,823,333	(a)
U.S. Treasury Bills	1.550%	5/7/20	450,000,000	448,715,973	(a)
U.S. Treasury Bills	1.567%	5/14/20	340,000,000	338,918,572	(a)
U.S. Treasury Bills	1.561%	5/21/20	222,300,000	221,529,730	(a)
U.S. Treasury Bills	1.532%	5/28/20	100,000,000	99,630,889	(a)
U.S. Treasury Bills	1.590%	6/4/20	81,770,000	81,432,302	(a)
U.S. Treasury Bills	1.561%	6/11/20	250,000,000	248,912,708	(a)
U.S. Treasury Bills	1.599%	6/25/20	300,000,000	298,482,334	(a)
U.S. Treasury Bills	1.567%	8/13/20	500,000,000	496,486,875	(a)
Total U.S. Treasury Bills				9,157,206,841
U.S. Treasury Notes — 25.8%
U.S. Treasury Notes (3 mo. U.S. Treasury
Money Market Yield + 0.033%)	1.544%	4/30/20	794,900,000	794,770,098	(b)
U.S. Treasury Notes	3.500%	5/15/20	261,900,000	262,943,060
U.S. Treasury Notes (3 mo. U.S. Treasury
Money Market Yield + 0.043%)	1.554%	7/31/20	150,000,000	149,925,919	(b)
U.S. Treasury Notes	1.625%	7/31/20	75,000,000	75,011,231
U.S. Treasury Notes	2.000%	7/31/20	75,000,000	75,127,679
U.S. Treasury Notes (3 mo. U.S. Treasury
Money Market Yield + 0.045%)	1.556%	10/31/20	300,000,000	299,889,290	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury
Money Market Yield + 0.115%)	1.626%	1/31/21	609,250,000	609,047,071	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury
Money Market Yield + 0.139%)	1.650%	4/30/21	360,000,000	359,952,908	(b)

See Notes to Financial Statements.

20	U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report

U.S. Treasury Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury
Money Market Yield + 0.220%)	1.731%	7/31/21	$550,000,000	$549,696,056	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury
Money Market Yield + 0.300%)	1.811%	10/31/21	100,000,000	100,189,214	(b)
Total U.S. Treasury Notes				3,276,552,526
Total Investments — 98.0% (Cost — $12,433,759,367#)				12,433,759,367
Other Assets in Excess of Liabilities — 2.0%				258,417,146
Total Net Assets — 100.0%				$12,692,176,513

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investments, at value	$12,433,759,367
Cash	3,101
Receivable for securities sold	250,000,000
Interest receivable	8,588,994
Total Assets	12,692,351,462
Liabilities:
Trustees’ fees payable	64,961
Accrued expenses	109,988
Total Liabilities	174,949
Total Net Assets	$12,692,176,513
Represented by:
Paid-in capital	$12,692,176,513

See Notes to Financial Statements.

22	U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:

Interest	$116,840,769
Expenses:
Investment management fee (Note 2)	6,582,215
Trustees’ fees	263,075
Legal fees	138,858
Fund accounting fees	97,142
Custody fees	54,005
Audit and tax fees	16,841
Interest expense	42
Miscellaneous expenses	17,663
Total Expenses	7,169,841
Less: Fee waivers and/or expense reimbursements (Note 2)	(6,667,525)
Net Expenses	502,316
Net Investment Income	116,338,453
Net Realized Loss on Investments	(220,817)
Increase in Net Assets From Operations	$116,117,636

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited)
and the Year Ended August 31, 2019	2020	2019
Operations:
Net investment income	$116,338,453	$321,105,947
Net realized loss	(220,817)	(538,023)
Increase in Net Assets From Operations	116,117,636	320,567,924
Capital Transactions:
Proceeds from contributions	28,506,916,572	39,411,937,958
Value of withdrawals	(29,419,135,545)	(42,630,686,886)
Decrease in Net Assets From Capital Transactions	(912,218,973)	(3,218,748,928)
Decrease in Net Assets	(796,101,337)	(2,898,181,004)
Net Assets:
Beginning of period	13,488,277,850	16,386,458,854
End of period	$12,692,176,513	$13,488,277,850

See Notes to Financial Statements.

24	U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:

	2020[1]		2019	2018	2017	2016	2015
Net assets, end of period (millions)	$12,692		$13,488	$16,386	$18,379	$20,380	$21,781
Total return[2]	0.88%		2.33%	1.50%	0.65%	0.26%	0.05%
Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.01
Net investment income	1.77	[3]	2.30	1.47	0.64	0.26	0.05

[1]	For the six months ended February 29, 2020 (unaudited).

[2]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2020, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26	U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$12,433,759,367	—	$12,433,759,367

† See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate

U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report     27

Notes to financial statements (unaudited) (cont’d)

share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

(“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $6,667,525.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

28     U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report

3. Derivative instruments and hedging activities

During the six months ended February 29, 2020, the Portfolio did not invest in derivative instruments.

4. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Portfolio’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Portfolio’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the investors in the Portfolio for their approval.

5. Subsequent event

Effective March 25, 2020, the Portfolio’s principal investment strategy has been revised to include investment in repurchase agreements that are fully collateralized by U.S. Treasury obligations or cash.

U.S. Treasury Reserves Portfolio 2020 Semi-Annual Report     29

Board approval of management and
subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to U.S. Treasury Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset U.S. Treasury Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Premium U.S. Treasury Reserves, a series of Legg Mason Partners Premium Money Market Trust, Western Asset Institutional U.S. Treasury Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premier Institutional U.S. Treasury Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the

30     U.S. Treasury Reserves Portfolio

Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their

U.S. Treasury Reserves Portfolio     31

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•	The information comparing Western Asset U.S. Treasury Reserves’ performance to that of

32     U.S. Treasury Reserves Portfolio

its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year periods ended June 30, 2019 was approximately equivalent to the median and its performance 5- and 10-year periods ended June 30, 2019 was at the median.

•	The information comparing Western Asset Institutional U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2019 was above the median and its performance for the 10-year period ended June 30, 2019 was approximately equivalent to the median.

•	The information comparing Western Asset Premium U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2019 was above the median and its performance for the 10-year period ended June 30, 2019 was approximately equivalent to the median.

•	The Board noted that, because Western Asset Premier Institutional U.S. Treasury Reserves had only recently commenced operations, the Feeder Fund did not yet have a full year of performance history.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for each of the Feeder Funds. In addition, the Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while

U.S. Treasury Reserves Portfolio     33

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•	The information comparing Western Asset U.S. Treasury Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses and noted the limited size of the expense group. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

•	The information comparing Western Asset Institutional U.S. Treasury Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was at the median. The Board noted that the Feeder

34     U.S. Treasury Reserves Portfolio

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

•	The information comparing Western Asset Premium U.S. Treasury Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was at the median and the Actual Management Fee was approximately equivalent to the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

•	The Board noted that, because Western Asset Premier Institutional U.S. Treasury Reserves had only recently commenced operations, information comparing the Contractual and Actual Management Fees paid by the Feeder Fund and the total annual expenses of the Feeder Fund with those of comparable funds for a full year period was not yet available.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•	The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset U.S. Treasury Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder

U.S. Treasury Reserves Portfolio     35

Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Feeder Fund.

•	The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional U.S. Treasury Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached an asset level at which certain breakpoints to its Contractual Management Fee are triggered. The Board considered that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/ objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median of the expense group and the Actual Management Fee was at the median of the expense group.

•	The Board noted that Western Asset Premium U.S. Treasury Reserves’ Contractual Management Fee was at the median of the expense group and the Actual Management Fee was approximately equivalent to the median of the expense group. In addition, the Board noted the size of the Feeder Fund.

•	The Board noted that the Manager had agreed to institute breakpoints in Western Asset Premier Institutional U.S. Treasury Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, where applicable, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

36     U.S. Treasury Reserves Portfolio

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

U.S. Treasury Reserves Portfolio	37

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Investors in the Portfolio and each other series of the Trust voted together as a single class to elect the Board.

Investors in the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	47,061,717,254	310,393,551
Jane F. Dasher	47,096,065,047	276,045,758
Anita L. DeFrantz	47,096,547,782	275,563,023
Avedick B. Poladian	47,075,433,294	296,677,511
Susan B. Kerley	47,095,080,328	277,030,477
William E.B. Siart	47,061,452,481	310,658,324
Jaynie Miller Studenmund	47,074,215,931	297,894,874
Ronald L. Olson	47,071,226,539	300,884,266
Peter J. Taylor	47,072,290,502	299,820,303
Jane E. Trust	47,112,256,116	259,854,689

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

38	U.S. Treasury Reserves Portfolio

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Western Asset

Premier Institutional U.S. Treasury Reserves

Trustees*

Robert Abeles,
Jr. Jane F. Dasher

Anita L. DeFrantz
Susan B. Kerley
Michael Larson**
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart

Chairman

Jaynie M. Studenmund
Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment
Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP
Baltimore, MD

* During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

** Effective March 6, 2020, Mr. Larson became a Trustee.

Western Asset Premier Institutional U.S. Treasury Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Premier Institutional U.S. Treasury Reserves
Legg Mason Funds

620 Eighth Avenue, 49th Floor
New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.leggmason.com/moneymarketfunds.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premier Institutional U.S. Treasury Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

●	Personal information included on applications or other forms;

●	Account balances, transactions, and mutual fund holdings and positions;

●	Bank account information, legal documents, and identity verification documentation;

●	Online account access user IDs, passwords, security challenge question responses; and

●	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

●	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

●	Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

●	Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

●	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

●	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX581628 4/20 SR20-3841

ITEM 2.CODE OF ETHICS.

Not applicable.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control      over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.EXHIBITS.

    (a) (1)  Not applicable.

    Exhibit 99.CODE ETH

    (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.      Exhibit 99.CERT

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.     Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:/s/Jane Trust

Jane Trust

      Chief Executive Officer

Date:April 28, 2020

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 28, 2020

By:/s/Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:April 28, 2020